SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 016	12 Months Ended
Mar. 31, 2025
EBP, Accounting Policy [Line Items]
Cash	Cash The Company maintains its cash in a bank money market account. The Company uses the balance in this account for transactions relating to diversification.
Basis of Accounting	Basis of Accounting The accompanying financial statements of the Plan are prepared on the accrual basis of accounting.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent liabilities. Actual results could differ from those estimates.
Benefit Payments	Benefit Payments Benefits are recorded when paid.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The common shares of the Company are valued at fair value on March 31, 2025 and 2024. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 5 for discussion of fair value measurements.

Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) in fair value of investments includes the Plan’s gains and losses on assets bought and sold as well as held during the year.

Risks and Uncertainties
Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the statement of net assets available for benefits.

Administrative Expenses	Administrative Expenses Substantially all administrative expenses are paid by the Company.